Flow-through Shares Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Flow-through shares liability
Balance - Beginning of period	$ 914
Deferred premium on flow-through shares issued, net of share issue costs		$ 7,885
Recognition of deferred premium on flow-through share	(914)	(6,971)
Balance - End of period		$ 914
Exploration expense to be spent	$ 0